Expenses by nature	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Expenses by nature
20.	Expenses by nature

	Three-month period		Six-month period
	June 30, 2019	June 30, 2018	June 30, 2019	June 30, 2018

Transactions costs	(432,731)	(281,408)	(813,672)	(528,569)
Cost of goods sold	(158,279)	(127,071)	(306,062)	(226,515)
Marketing and advertising	(116,131)	(102,308)	(196,123)	(193,248)
Personnel expenses (i)	(93,461)	(97,841)	(171,251)	(340,194)
Financial expenses (ii)	(2,204)	(2,804)	(8,043)	(19,328)
Chargebacks (iii)	(41,648)	(13,708)	(74,483)	(28,146)
Depreciation and amortization (iv)	(21,714)	(20,541)	(48,135)	(38,548)
Other	(62,455)	(43,356)	(112,813)	(79,522)

	(928,623)	(689,037)	(1,730,582)	(1,454,069)

Classified as:
Cost of services	(491,798)	(339,449)	(941,872)	(668,255)
Cost of sales	(192,596)	(143,304)	(360,301)	(259,260)
Selling expenses	(131,679)	(94,404)	(214,057)	(178,018)
Administrative expenses	(109,856)	(109,174)	(202,237)	(328,198)
Financial expenses	(2,204)	(2,804)	(8,043)	(19,328)
Other (expenses) income, net	(490)	98	(4,072)	(1,010)

	(928,623)	(689,037)	(1,730,582)	(1,454,069)

(i)
The decrease refers to compensation expenses related to the LTIP for the six-month
period ended June 30, 2019 in the amount of 27,754, and the respective payroll taxes in the amount of R$15,801. For the six-month
period ended in June 30, 2018 LTIP related expenses amounted to R$162,410, and the respective payroll taxes amounted to R$82,913.

(ii)
The decrease refers to Financial Operations Tax (IOF) related to the remittance of cash from the Cayman Islands to Brazil occurred in 2018 for the six-month
period ended June 30, 2018 in the amount of R$13,826.

(iii)	Chargebacks refer to losses recognized in the period related to fraud associated with card processing operations, as detailed in Note 22 (ii).

(iv)	The depreciation and amortization amounts incurred in the period are segregated between costs and expenses as presented below:

	Three-month period		Six-month period
	June 30, 2019	June 30, 2018	June 30, 2019	June 30, 2018
Depreciation
Cost of sales and services	(5,749)	(634)	(8,976)	(1,145)
Selling expenses	(7)	(1)	(14)	(3)
Administrative expenses	(1,058)	(318)	(1,723)	(606)

	(6,814)	(953)	(10,713)	(1,754)

Amortization
Cost of sales and services	(16,443)	(21,398)	(41,799)	(40,198)
Selling expenses	-	-	-	-
Administrative expenses	(332)	(161)	(673)	(301)

	(16,775)	(21,559)	(42,472)	(40,499)

PIS and COFINS credits (*)	1,875	1,972	5,050	3,705

Depreciation and amortization expense, net	(21,714)	(20,541)	(48,135)	(38,548)

(*)
PagSeguro Brazil has a tax benefit on PIS and COFINS that allows it to reduce the depreciation and amortization expenses when incurred. This tax benefit is recognized directly as a reduction of depreciation and amortization expense.